Cash and cash equivalents - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	$ 515	$ 515
Repayment of third party borrowings	70	194
Reverse repurchase agreements at amortised cost	1,114	0
Reverse repurchase agreements and cash collateral on securities borrowed	1,165	0
Audit of subsidiaries
Disclosure of cash and cash equivalents [Line Items]
Restricted cash and cash equivalents	1,453	1,150
Repayment of third party borrowings	$ 969	$ 157